Fair value measurement	12 Months Ended
Dec. 31, 2019
Fair value measurement
Fair value measurement

14   Fair value measurement

The Group's time deposits and non-financial assets, such as property and equipment, intangible assets were measured at fair value, only if they were determined to be impaired on an other than temporary basis. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2019:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Time deposits	257,508	—	257,508	—
Short-term investments	452,936	—	452,936	—
Total assets	710,444	—	710,444	—

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Short-term loan	16,578	—	16,578	—
Total liability	16,578	—	16,578	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Time deposit	162,688	—	162,688	—
Short-term investments	136,304	—	136,304	—
Total assets	298,992	—	298,992	—

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Long-term loan[2]	69,045	—	69,045	—
Total liability	69,045	—	69,045	—
2

Due to the amounts of loan facility agreement should be repaid within one year at the end of 2019, the long-term loan presented in 2018 financial statements was classified to short- term loan account for 2019 financial statements.

Time deposit

Time deposits placed with banks have an original maturity over three months. The fair value of time deposits is determined based on the prevailing interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the prevailing interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Group must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments

Short-term investments represent interest-bearing deposit placed with financial institution, which is restricted to withdrawal and use. The investment is issued by commercial bank in the PRC with a variable interest rate indexed to gold price published by the London Bullion Market Association and the exchange rate of euro against dollar. To estimate the fair value, the Group uses the expected return provided by the bank. As there are no quoted prices in active markets for the investment at the reporting date, the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Short-term loan

The Group entered into a 24-month uncommitted non-revolving loan facility agreement in March 2018, and related amendment agreement in August 2018 (together the “2018 Facility Agreement”). Pursuant to the 2018 Facility Agreement, the Group can borrow up to US$13,000 at a floating interest rate of 3 months London Interbank Offered Rate (LIBOR) +4.36%.